Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Accrued Expenses and Other Current Liabilities
8. A
CCRUED
E
XPENSES
AND
O
THER
C
URRENT
L
IABILITIES
Accrued expenses and other current liabilities consist of the following (in thousands):

	March 31,	December 31,
	2023	2022
Accrued marketing expense	$30,912	$26,873
Accrued taxes	889	542
Accrued customer credits	83,034	88,167
Accrued future customer compensation	33,597	30,181
Accrued contingencies	3,432	5,898
Accrued payroll	4,554	10,660
Other current liabilities	27,347	19,649

Total accrued expenses and other current liabilities	$183,765	$181,970

Accrued customer credits represent credits issued and outstanding for event cancellations or other service issues related to recorded sales transactions. The accrued amount is reduced by the amount of credits estimated to go unused, known as breakage, provided that the credits are not subject to escheatment. We estimate breakage based on historical usage trends and available data on comparable programs, and recognize breakage in proportion to the pattern of redemption for customer credits. Our breakage estimate could be impacted by future activity differing from our estimates, the effects of which could be material. During the three months ended March 31, 2023, $2.6 million of accrued customer credits were redeemed and we recognized $4.6 million of revenue from breakage. During the three months ended March 31, 2022, $9.8 million of accrued customer credits were redeemed and we recognized $0.6 million of revenue from breakage. Breakage amounts are net of reductions in associated accounts receivable balances.
Accrued future customer compensation represents an estimate of the amount of customer compensation due from cancellation charges in the future. These provisions are based on historic experience, revenue volumes for future events, and management’s estimate of the likelihood of future event cancellations and are recognized as a component of Revenues in the Condensed Consolidated Statements of Operations. The expected recoveries of these obligations are included in Prepaid expenses and other current assets in the Condensed Consolidated Balance Sheets. This estimated accrual could be impacted by future activity differing from our estimates, the effects of which could be material. During the three months ended March 31, 2023 and 2022, we recognized a net decrease in revenue of $0.8 million and a net increase in revenue of $1.1 million, respectively, from the reversals of previously recorded revenue and changes to accrued future customer compensation related to event cancellations where the performance obligations were satisfied in prior periods.

Accrued contingencies primarily decreased as a result of a milestone payment to Betcha Sports, Inc. (“Betcha”, which was rebranded as “Vivid Picks”) of $2.5 million in cash.
Other current liabilities primarily increased as a result of accrued, but not paid, tax distributions, and accrued interest during the three months ended March 31, 2023.

Hoya Intermediate, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Accrued Expenses and Other Current Liabilities
11. A
CCRUED
E
XPENSES
AND
O
THER
C
URRENT
L
IABILITIES
Accrued expenses and other current liabilities at December 31, 2022 and 2021 consist of the following (in thousands):

	2022	2021
Accrued marketing expense	$26,873	$27,304
Accrued taxes	542	9,332
Accrued customer credits	88,167	119,355
Accrued future customer compensation	30,181	73,959
Accrued contingencies	5,898	12,686
Accrued payroll	10,660	9,286
Other current liabilities	19,649	29,234

Total accrued expenses and other current liabilities	$181,970	$281,156

Accrued customer credits represent credits issued and outstanding for event cancellations or other service issues related to recorded sales transactions. The accrued amount is reduced by the amount of credits estimated to go unused, or breakage, provided that the credits are not subject to escheatment. We estimate breakage based on historical usage trends and available data on comparable programs, and recognize breakage in proportion to the pattern of redemption for customer credits. Our breakage estimate could be impacted by future activity differing from our estimates, the effects of which could be material. During the year ended December 31, 2022, $24.3 million of accrued customer credits were redeemed and we recognized $11.5 million of revenue from breakage. During the year ended December 31, 2021, $55.9 million of accrued customer credits were redeemed and we recognized $3.3 million of revenue from breakage. During the year ended December 31, 2020, $7.4 million of accrued customer credits were redeemed and we recognized $0.8 million of revenue from breakage. Breakage amounts are net of reductions in associated accounts receivable balances.
Accrued future customer compensation represents an estimate of the amount of customer compensation due from cancellation charges in the future. These provisions are based on historic experience, revenue volumes for future events, and management’s estimate of the likelihood of future event cancellations and are recognized as a component of Revenues in the Consolidated Statements of Operations. The expected recoveries of these obligations are included in Prepaid expenses and other current assets in the Consolidated Balance Sheets. This estimated accrual could be impacted by future activity differing from our estimates, the effects of which could be material. During the years ended December 31, 2022, 2021 and 2020, we recognized a net increase in revenue of $2.3 million, $5.1 million, and a decrease in revenue of $15.3 million, respectively, from the reversals of previously recorded revenue and changes to accrued future customer compensation related to event cancellations where the performance obligations were satisfied in prior periods. Accrued future customer compensation decreased by $43.8 million due to a reduction in the estimated rate of future cancellations as of December 31, 2022.
Accrued taxes decreased as we have historically accrued contingent sales tax expense in jurisdictions where we expected to remit sales tax payments for sales prior to collecting tax from customers which began in the second half of 2021. During 2022, we finalized the remaining open discussions with jurisdictions regarding the liability for uncollected sales tax and no longer have this contingent liability.
Other current liabilities primarily decreased as a result of making sales tax payments for liabilities that were no longer deemed contingent as of December 31, 2021, but were not yet paid at that time. These payments represent the exposure for sales tax prior to the date we began collecting sales tax from customers reduced by abatements received, inclusive of any penalties and interest assessed by the jurisdictions. The remaining historic sales tax liability payments were made during the year ended December 31, 2022.